Pension, Retiree Medical and Savings Plans	12 Months Ended
Dec. 28, 2024
Retirement Benefits, Description [Abstract]
Pension, Retiree Medical and Savings Plans	Pension, Retiree Medical and Savings Plans
In 2024, we recognized a pre-tax settlement charge of $213 million ($165 million after-tax or $0.12 per share) in a U.S. qualified defined benefit pension plan due to lump sum distributions to retired or terminated employees and the purchase of a group annuity contract whereby a third-party insurance company assumed the obligation to pay and administer future benefit payments for certain retirees. The settlement charge was triggered when the aggregate of the cumulative lump sum distributions and the annuity contract premium exceeded the total annual service and interest cost.
Effective December 31, 2022, we merged two U.S. qualified defined benefit pension plans, PepsiCo Employees Retirement Plan I (Plan I), mostly inactive participants, and PepsiCo Employees Retirement Plan A, mostly active participants, with Plan I remaining. The accrued benefits offered to the plans’ participants were unchanged. The merger was made to provide additional flexibility in evaluating opportunities to reduce risk and volatility. Actuarial gains and losses of the merged plan will be amortized over the average remaining life expectancy of participants. There was no material impact to pre-tax pension benefits expense from this merger.
In 2022, we transferred pension and retiree medical obligations of $145 million and related assets to TBG in connection with the Juice Transaction. See Note 13 for further information.
In 2020, we adopted an amendment to the U.S. qualified defined benefit plans to freeze benefit accruals for salaried participants, effective December 31, 2025.
Gains and losses resulting from actual experience differing from our assumptions, including the difference between the actual and expected return on plan assets, as well as changes in our assumptions, are determined at each measurement date. These differences are recognized as a component of net gain or loss in accumulated other comprehensive loss within common shareholders’ equity. If this net accumulated gain or loss exceeds 10% of the greater of the market-related value of plan assets or plan obligations, a portion of the net gain or loss is included in other pension and retiree medical benefits (expense)/income for the following year based upon the average remaining service life for participants in PepsiCo Employees Retirement Hourly Plan (Plan H) (approximately 11 years) and retiree medical (approximately 11 years), and the remaining life expectancy for participants in Plan I (approximately 26 years).
The cost or benefit of plan changes that increase or decrease benefits for prior employee service (prior service cost/(credit)) is included in other pension and retiree medical benefits (expense)/income on a straight-line basis over the average remaining service life for participants in Plan H, and the remaining life expectancy for participants in Plan I, except that prior service cost/(credit) for salaried participants subject to the benefit accruals freeze effective December 31, 2025 is amortized on a straight-line basis over the period up to the effective date of the freeze.
Selected financial information for our pension and retiree medical plans is as follows:

	Pension				Retiree Medical
	U.S.		International
	2024	2023	2024	2023	2024	2023
Change in projected benefit obligation
Obligation at beginning of year	$12,035	$11,543	$2,986	$2,603	$677	$714
Service cost	347	327	46	43	31	29
Interest cost	585	593	144	141	32	36
Plan amendments	12	13	1	—	—	—
Participant contributions	—	—	2	2	—	—
Experience (gain)/loss	(563)	603	(55)	194	(44)	(22)
Benefit payments	(617)	(1,006)	(108)	(116)	(78)	(80)
Settlement/curtailment	(506)	(36)	(62)	(26)	—	—
Special termination benefits	31	(1)	—	—	1	—
Other, including foreign currency adjustment	—	(1)	(168)	145	(3)	—
Obligation at end of year	$11,324	$12,035	$2,786	$2,986	$616	$677

Change in fair value of plan assets
Fair value at beginning of year	$11,541	$11,148	$3,528	$3,195	$183	$196
Actual return on plan assets	(10)	1,121	142	267	5	21
Employer contributions/funding	236	314	59	50	53	46
Participant contributions	—	—	2	2	—	—
Benefit payments	(617)	(1,006)	(108)	(116)	(78)	(80)
Settlement	(539)	(36)	(62)	(26)	—	—
Other, including foreign currency adjustment	(2)	—	(164)	156	—	—
Fair value at end of year	$10,609	$11,541	$3,397	$3,528	$163	$183
Funded status	$(715)	$(494)	$611	$542	$(453)	$(494)

Amounts recognized
Other assets	$388	$313	$792	$727	$—	$—
Other current liabilities	(85)	(75)	(10)	(11)	(52)	(52)
Other liabilities	(1,018)	(732)	(171)	(174)	(401)	(442)
Net amount recognized	$(715)	$(494)	$611	$542	$(453)	$(494)

Amounts included in accumulated other comprehensive loss (pre-tax)
Net loss/(gain)	$3,618	$3,596	$633	$707	$(333)	$(323)
Prior service cost/(credit)	54	18	(5)	(8)	(14)	(19)
Total	$3,672	$3,614	$628	$699	$(347)	$(342)

Changes recognized in net loss/(gain) included in other comprehensive loss
Net loss/(gain) arising in current year	$320	$333	$8	$119	$(36)	$(30)
Amortization and settlement recognition	(298)	(74)	(43)	(23)	25	27
Foreign currency translation (gain)/loss	—	—	(39)	40	1	—
Total	$22	$259	$(74)	$136	$(10)	$(3)

Accumulated benefit obligation at end of year	$11,069	$11,653	$2,638	$2,835
The net loss arising in the current year is primarily attributable to lower actual asset return as compared to expected return on plan assets and actual experience differing from demographic assumptions, partially offset by experience gain primarily due to higher discount rates.
The amount we report in operating profit as pension and retiree medical cost is service cost, which is the value of benefits earned by employees for working during the year.
The amounts we report below operating profit as pension and retiree medical cost consist of the following components:
•Interest cost is the accrued interest on the projected benefit obligation due to the passage of time.
•Expected return on plan assets is the long-term return we expect to earn on plan investments for our funded plans that will be used to settle future benefit obligations.
•Amortization of prior service cost/(credit) represents the recognition in the income statement of benefit changes resulting from plan amendments.
•Amortization of net loss/(gain) represents the recognition in the income statement of changes in the amount of plan assets and the projected benefit obligation based on changes in assumptions and actual experience.
•Settlement/curtailment loss/(gain) represents the result of actions that effectively eliminate all or a portion of related projected benefit obligations. Settlements are triggered when payouts to settle the projected benefit obligation of a plan due to lump sums or other events exceed the total of annual service and interest cost. Settlements are recognized when actions are irrevocable and we are relieved of the primary responsibility and risk for projected benefit obligations. Lump sum payouts are generally higher when interest rates are lower. Curtailments are recognized when events such as plant closures, the sale of a business, or plan changes result in a significant reduction of future service or benefits. Curtailment losses are recognized when an event is probable and estimable, while curtailment gains are recognized when an event has occurred (when the related employees terminate or an amendment is adopted).
•Special termination benefits are the additional benefits offered to employees upon departure due to actions such as restructuring.
The components of total pension and retiree medical benefit costs are as follows:

	Pension						Retiree Medical
	U.S.			International
	2024	2023	2022	2024	2023	2022	2024	2023	2022
Service cost	$347	$327	$487	$46	$43	$64	$31	$29	$37
Other pension and retiree medical benefits expense/(income):
Interest cost	$585	$593	$434	$144	$141	$90	$32	$36	$19
Expected return on plan assets	(871)	(851)	(912)	(205)	(192)	(218)	(13)	(13)	(16)
Amortization of prior service credits	(24)	(26)	(28)	(2)	(1)	(1)	(5)	(6)	(8)
Amortization of net losses/(gains)	77	70	149	21	13	29	(25)	(27)	(14)
Settlement/curtailment losses/(gains) (a)	254	4	322	22	10	1	—	—	(16)
Special termination benefits	31	(1)	37	—	—	—	1	—	—
Total other pension and retiree medical benefits expense/(income)	$52	$(211)	$2	$(20)	$(29)	$(99)	$(10)	$(10)	$(35)
Total	$399	$116	$489	$26	$14	$(35)	$21	$19	$2
(a)In 2024, U.S. includes a settlement charge of $213 million ($165 million after-tax or $0.12 per share) related to the aggregate of lump sum distributions and the purchase of a group annuity contract exceeding the total of annual service and interest cost. In 2022, U.S. includes a settlement charge of $318 million ($246 million after-tax or $0.18 per share) related to lump sum distributions exceeding the total of annual service and interest cost.
The following table provides the weighted-average assumptions used to determine net periodic benefit cost and projected benefit obligation for our pension and retiree medical plans:

	Pension						Retiree Medical
	U.S.			International
	2024	2023	2022	2024	2023	2022	2024	2023	2022
Net Periodic Benefit Cost
Service cost discount rate (a)	5.1%	5.4%	3.1%	6.9%	7.0%	4.2%	5.1%	5.4%	2.8%
Interest cost discount rate (a)	5.1%	5.4%	3.1%	5.0%	5.4%	2.3%	5.0%	5.3%	2.1%
Expected return on plan assets (a)	7.4%	7.4%	6.7%	5.8%	5.7%	5.3%	7.1%	7.1%	5.7%
Rate of salary increases	3.9%	3.2%	3.0%	4.3%	4.2%	3.3%

Projected Benefit Obligation
Discount rate	5.7%	5.1%	5.4%	5.5%	5.1%	5.3%	5.5%	5.1%	5.4%
Rate of salary increases	3.9%	3.9%	3.2%	4.0%	4.3%	4.2%
(a)2022 U.S. rates reflect remeasurement of a U.S. qualified defined benefit pension plan in the second quarter of 2022.

The following table provides selected information about plans with accumulated benefit obligation and total projected benefit obligation in excess of plan assets:

	Pension				Retiree Medical
	U.S.		International
	2024	2023	2024	2023	2024	2023
Selected information for plans with accumulated benefit obligation in excess of plan assets
Obligation for service to date	$(7,315)	$(631)	$(194)	$(255)
Fair value of plan assets	$6,399	$—	$135	$190
Selected information for plans with projected benefit obligation in excess of plan assets
Benefit obligation	$(7,502)	$(8,223)	$(346)	$(375)	$(616)	$(677)
Fair value of plan assets	$6,399	$7,416	$165	$190	$163	$183
Of the total projected pension benefit obligation as of December 28, 2024, approximately $664 million relates to plans that we do not fund because the funding of such plans does not receive favorable tax treatment.
Future Benefit Payments
Our estimated future benefit payments are as follows:

	2025	2026	2027	2028	2029	2030 - 2034
Pension	$1,053	$1,145	$953	$982	$1,008	$5,327
Retiree medical (a)	$77	$75	$72	$69	$67	$295
(a)Expected future benefit payments for our retiree medical plans do not reflect any estimated subsidies expected to be received under the 2003 Medicare Act. Subsidies are expected to be less than $1 million for each of the years from 2025 through 2029 and approximately $2 million in total for 2030 through 2034.
These future benefit payments to beneficiaries include payments from both funded and unfunded plans.
Funding
Contributions to our pension and retiree medical plans were as follows:

	Pension			Retiree Medical
	2024	2023	2022	2024	2023	2022
Discretionary (a)	$161	$267	$160	$—	$—	$—
Non-discretionary	134	97	176	53	46	48
Total	$295	$364	$336	$53	$46	$48
(a)Includes $150 million contribution in 2024, $250 million contribution in 2023 and $150 million contribution in 2022 to fund our U.S. qualified defined benefit plans.
We made a discretionary contribution of $250 million to a U.S. qualified defined benefit plan in January 2025. In addition, in 2025, we expect to make non-discretionary contributions of approximately $102 million to our U.S. and international pension benefit plans and contributions of approximately $52 million for retiree medical benefits.
We also regularly evaluate opportunities to reduce risk and volatility associated with our pension and retiree medical plans.
Plan Assets
Our pension plan investment strategy includes the use of actively managed accounts and is reviewed periodically in conjunction with plan obligations, an evaluation of market conditions, tolerance for risk and cash requirements for benefit payments. This strategy is also applicable to funds held for the retiree medical plans. Our investment objective includes ensuring that funds are available to meet the plans’ benefit obligations when they become due. Assets contributed to our pension plans are no longer controlled by us, but become the property of our individual pension plans. However, we are indirectly impacted by changes in these plan assets as compared to changes in our projected obligations. Our overall investment policy is to prudently invest plan assets in a well-diversified portfolio of equity and high-quality debt securities and real estate to achieve our long-term return expectations. Our investment policy also permits the use of derivative instruments, such as futures and forward contracts, to reduce interest rate and foreign currency risks. Futures contracts represent commitments to purchase or sell securities at a future date and at a specified price. Forward contracts consist of currency forwards. We also participate in securities lending programs to generate additional income by loaning plan assets to borrowers on a fully collateralized basis, including both cash and non-cash collaterals.
For 2025 and 2024, our expected long-term rate of return on U.S. plan assets is 7.5% and 7.4%, respectively. Our target investment allocations for U.S. plan assets are as follows:

	2025	2024
Fixed income	56%	55%
U.S. equity	22%	22%
International equity	18%	19%
Real estate	4%	4%
Actual investment allocations may vary from our target investment allocations due to prevailing market conditions. We regularly review our actual investment allocations and periodically rebalance our investments.
The expected return on plan assets is based on our investment strategy and our expectations for long-term rates of return by asset class, taking into account volatility and correlation among asset classes and our historical experience. We also review current levels of interest rates and inflation to assess the reasonableness of the long-term rates. We evaluate our expected return assumptions annually to ensure that they are reasonable. To calculate the expected return on plan assets, our market-related value of assets for fixed income is the actual fair value. For all other asset categories, such as equity securities, we use a method that recognizes investment gains or losses (the difference between the expected and actual return based on the market-related value of assets) over a five-year period. This has the effect of reducing year-to-year volatility.
Plan assets measured at fair value as of year-end 2024 and 2023 are categorized consistently by Level 1 (quoted prices in active markets for identical assets), Level 2 (significant other observable inputs) and Level 3 (significant unobservable inputs) in both years and are as follows:

	Fair Value Hierarchy Level	2024	2023
U.S. plan assets (a)(b)
Equity securities, including preferred stock (c)	1	$4,270	$4,698
Government securities (d)	2	1,538	1,812
Corporate bonds (d)	2	3,903	4,233
Mortgage-backed securities (d)	2	125	133
Contracts with insurance companies (e)	3	1	1
Cash and cash equivalents (f) (g)	1, 2	732	349
Sub-total U.S. plan assets		10,569	11,226
Real estate and other commingled funds measured at net asset value (h)		561	411
Securities lending payables, net of dividends and interest receivable (g)		(358)	87
Total U.S. plan assets		$10,772	$11,724
International plan assets
Equity securities (c)	1	$1,172	$1,175
Government securities (d)	2	932	1,207
Corporate bonds (d)	2	469	267
Fixed income commingled funds (i)	1	557	526
Contracts with insurance companies (e)	3	29	30
Cash and cash equivalents	1	128	143
Sub-total international plan assets		3,287	3,348
Real estate commingled funds measured at net asset value (h)		79	162
Dividends and interest receivable		31	18
Total international plan assets		$3,397	$3,528
(a)Includes $163 million and $183 million in 2024 and 2023, respectively, of retiree medical plan assets that are restricted for purposes of providing health benefits for U.S. retirees and their beneficiaries.
(b)Includes securities loaned to borrowers under the securities lending program with fair value of $630 million in 2024.
(c)Invested in U.S. and international common stock and commingled funds, and the preferred stock portfolio was invested in domestic and international corporate preferred stock investments. The common and preferred stock investments are based on quoted prices in active markets. The commingled funds are based on the published price of the fund and include one large-cap fund that represents 12% and 13% of total U.S. plan assets for 2024 and 2023, respectively.
(d)These investments are based on quoted bid prices for comparable securities in the marketplace and broker/dealer quotes in active markets. Corporate bonds of U.S.-based companies represent 31% of total U.S. plan assets for both 2024 and 2023.
(e)Based on the fair value of the contracts as determined by the insurance companies using inputs that are not observable. The changes in Level 3 amounts were not significant in the years ended December 28, 2024 and December 30, 2023.
(f)Includes Level 1 assets of $456 million and $3 million, and Level 2 assets of $276 million and $346 million for 2024 and 2023, respectively.
(g)Includes $447 million of cash collateral under the securities lending program offset by corresponding securities lending payable of the same amount. The net impact on the fair value of U.S. plan assets is zero.
(h)Includes investments in limited partnerships and private credit funds. These funds are based on the net asset value of the investments owned by these funds as determined by independent third parties using inputs that are not observable. The majority of the funds are redeemable quarterly subject to availability of cash and have notice periods ranging from 30 to 90 days.
(i)Based on the published price of the fund.
Retiree Medical Cost Trend Rates
The assumed health care cost trend rates for both 2025 and 2024 are as follows:

Average increase assumed	5%
Ultimate projected increase	4%
Year of ultimate projected increase	2046
Annually, we review external data and our historical experience to estimate assumed health care cost trend rates that impact our retiree medical plan obligation and expense, however the cap on our share of retiree medical costs limits the impact.
Savings Plan
Certain U.S. employees are eligible to participate in a 401(k) savings plan, which is a voluntary defined contribution plan. The plan is designed to help employees accumulate savings for retirement and we make Company matching contributions for certain employees on a portion of employee contributions based on years of service.
Certain U.S. employees, who are either not eligible to participate in a defined benefit pension plan or whose benefit is capped, are also eligible to receive an employer contribution based on either years of service or age and years of service regardless of employee contribution.
In 2024, 2023 and 2022, our total Company contributions were $411 million, $356 million and $283 million, respectively.